Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contracts with Customers
Schedule of revenue

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands)	2021	2020	2021	2020	2020
Type of good or service
Provision of drugs	—	—	—	474	874
Total	—	—	—	474	874

Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	—	—	—	474	874
Total	—	—	—	474	874